Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Revenue from fee business	$ 1,510	$ 1,486	$ 1,379
Revenue from owned, leased and managed lease hotels	573	447	351
System Fund revenues	1,373	1,233	1,242
Reimbursement of costs	1,171	1,171	1,103
Total revenue	4,627	4,337	4,075
Cost of sales	(790)	(688)	(554)
System Fund expenses	(1,422)	(1,379)	(1,276)
Reimbursed costs	(1,171)	(1,171)	(1,103)
Administrative expenses	(385)	(415)	(355)
Share of (losses)/gains of associates and joint ventures	(3)	(1)	3
Other operating income	21	14	84
Depreciation and amortisation	(116)	(115)	(112)
Impairment charges	(131)		(18)
Operating profit	630	582	744
Operating profit analysed as:
Operating profit before System Fund and exceptional items	865	832	774
System Fund	(49)	(146)	(34)
Operating exceptional items	(186)	(104)	4
Operating profit	630	582	744
Financial income	6	5	4
Financial expenses	(121)	(101)	(95)
Fair value gains/(losses) on contingent purchase consideration	27	(4)
Profit before tax	542	482	653
Tax	(156)	(132)	(118)
Profit for the year from continuing operations	386	350	535
Attributable to:
Equity holders of the parent	385	349	534
Non-controlling interest	1	1	1
Profit loss from continuing operations	$ 386	$ 350	$ 535
Continuing and total operations:
Basic	$ 2.104	$ 1.837	$ 2.767
Diluted	$ 2.092	$ 1.818	$ 2.753